Revenues, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues [Abstract]
Time charter revenue	$ 191,977	$ 146,533	$ 108,487
Voyage charter revenue	1,113	1,095	0
Other income	8,458	6,412	5,472
Total	$ 201,548	$ 154,040	$ 113,959